Finance debt (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Finance Debt
Short-term debt	$ 12	$ 4
Current portion of long-term debt	4,124	3,776
Accrued interest on short and long-term debt	481	542
Total	$ 4,617	$ 4,322